Insurance and reinsurance	3 Months Ended
Jan. 31, 2026
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Insurance and reinsurance

Note 7 Insurance and reinsurance
Insurance service and insurance investment results
The following table provides the composition of Insurance service result and Insurance investment result for insurance contracts issued and reinsurance contracts held.

	For the three months ended
(Millions of Canadian dollars)	January 31 2026	January 31 2025
Insurance service result
Insurance revenue	$1,354	$1,408
Insurance service expense	(1,105)	(1,124)
Net income (expense) from reinsurance contracts held	(9)	2
	$240	$286
Insurance investment result
Net investment income	$148	$370
Insurance finance income (expense)	(95)	(300)
Reinsurance finance income (expense)	6	12
	$59	$82
Insurance service and insurance investment results	$299	$368